OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of other financial liabilities - Other Financial Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
(a) Interest bearing loans	$ 629,106	$ 3,869,040
(b) Lease Liability	173,735	578,740
(c) Hedge derivatives		2,734
(d) Derivative non classified as hedge accounting		2,937
Total current	802,841	4,453,451
Non-current
(a) Interest bearing loans	3,936,320	3,566,804
(b) Lease Liability	2,042,719	2,381,898
Total non-current	$ 5,979,039	$ 5,948,702